Capital structure and financial items - Share capital, Treasury shares and Other reserves - Narrative (Details) kr / shares in Units, shares in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) vote kr / shares shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Dec. 31, 2021 DKK (kr) kr / shares shares	Sep. 13, 2023 kr / shares	Sep. 12, 2023 kr / shares	Dec. 31, 2020 DKK (kr)
Disclosure of classes of share capital [line items]
Equity	kr 106,561	kr 83,486	kr 70,746			kr 63,325
Number of shares outstanding (in shares) | shares	4,510,000	4,560,000	4,620,000
Distributable reserves	kr 78,779	kr 63,136
2022 Share Repurchase Programme
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount	1,500
Share repurchase programme of Novo Nordisk B shares
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount	30,000
Share repurchase programme, outstanding at year-end	1,600
Share capital
Disclosure of classes of share capital [line items]
Equity	451	456	kr 462			kr 470
Treasury Shares, Market Value
Disclosure of classes of share capital [line items]
Equity	kr 36,100	kr 28,242
Equity, as a percentage of share capital	1.10%	1.30%
A shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	1,075,000	1,075,000	1,075,000
A shares | Share capital
Disclosure of classes of share capital [line items]
Equity	kr 107	kr 107	kr 107
Value of shares (DKK per share) | kr / shares	kr 0.10
Increase (decrease) in shares outstanding, value	kr 5	kr 6	kr 8
Number of votes | vote	100
B shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	3,435,000	3,485,000	3,545,000
Increase (decrease) in number of shares outstanding | shares	50,000	60,000	80,000
B shares | Share capital
Disclosure of classes of share capital [line items]
Equity	kr 344	kr 349	kr 355
Value of shares (DKK per share) | kr / shares	kr 0.10	kr 0.10	kr 0.10	kr 0.10	kr 0.20
Number of votes | vote	10
B shares | Treasury Shares, Market Value
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	51,700	60,200	62,200
Treasury shares
Disclosure of classes of share capital [line items]
Value of shares (DKK per share) | kr / shares	kr 0.10